Commitments and contingencies (Unrecorded contractual commitments for purchase of flight equipment) (Details) - Capital Addition Purchase Commitments $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) aircraft
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of forward orders | aircraft	286
Flight Equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2021	$ 1,511,360
2022	2,519,296
2023	3,099,701
2024	2,962,120
2025	2,525,185
Thereafter	1,508,043
Total	$ 14,125,705
Number of forward orders | aircraft	284
Number of purchase-leaseback transactions | aircraft	2